INCOME TAXES (Details) - Schedule of Effective Benefit (Expense) Taxes - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Benefit (Expense) Taxes [Abstract]
Loss before income taxes	$ (2,500)		$ (1,487)	$ (4,235)		$ (2,905)	$ (16,509)	$ (5,076)
Statutory tax rate							23.00%	23.00%
Computed "expected" tax income							$ (3,797)	$ (1,167)
Exchange rate differences							(21)	120
Non-deductible share-based compensation							1,373	30
Non-deductible financial instruments valuation							32	21
Effect of other non-deductible differences							78	112
Change in valuation allowance							1,392	922
Subsidiary tax rate differences							953	(6)
Reported taxes on income	$ 3	[1]	$ 2	$ 3	[1]	$ 7	$ 10	$ 32

[1]	Represents an amount less than $1